Employee benefits - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 204.8	₨ 15,521.7	₨ 13,374.1
Fair value of plan assets	170.4	12,918.1	12,313.1
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	37.4	2,831.2	1,844.9
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	140.6	10,655.3	1,247.8
Fair value of plan assets	133.1	10,084.3	1,124.9
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	36.6	2,771.3	10,732.3
Fair value of plan assets	37.4	2,833.9	11,188.1
Unfunded plans [Member] | Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	27.6	2,095.0	1,394.0
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 37.4	₨ 2,831.2	₨ 1,844.9